CrossingBridge Ultra-Short Duration Fund
Schedule of Investments
June 30, 2022 (Unaudited)
	Face Amount† /
	Number of Shares	Value
Asset Backed Securities - 7.08%
Finance and Insurance - 3.63%
LendingPoint 2021-A Asset Securitization Trust
A, 1.000%, 12/15/2028 (a)	11,665	11,604
LendingPoint 2021-B Asset Securitization Trust
A, 1.110%, 02/15/2029 (a)	335,298	331,060
LendingPoint 2022-A Asset Securitization Trust
A, 1.680%, 06/15/2029 (a)	1,460,594	1,446,983
Lendingpoint 2022-B Asset Securitization Trust
4.770%, 10/15/2029 (a)	500,000	497,218
		2,286,865
Information - 2.76%
SBA Tower Trust
2018-1, 3.448%, 03/15/2048 (a)	1,755,000	1,740,965
Transportation and Warehousing - 0.69%
Santander Consumer Auto Receivables Trust 2021-B
B, 1.450%, 10/15/2028 (a)	426,874	418,000
Southwest Airlines Co 2007-1 Pass Through Trust
2007-1, 6.650%, 08/01/2022	19,327	19,314
		437,314
Total Asset Backed Securities (Cost $4,512,892)		4,465,144

Bank Loans - 4.78%
Information - 2.51%
Consummate Investments LLC
6.875%, 05/31/2024 (f)	1,600,000	1,584,000
Manufacturing - 2.27%
Mallinckrodt International
4.488% (3 Month LIBOR + 2.250%), 02/28/2023 (b)	1,431,606	1,431,606
Total Bank Loans (Cost $3,007,659)		3,015,606

Common Stocks - 0.01%
Information - 0.01%
Leafly Holdings, Inc. (e)	1,361	6,124
Total Common Stocks (Cost $0)		6,124

Convertible Bonds - 3.06%
Finance and Insurance - 1.33%
Prospect Capital Corp.
4.950%, 07/15/2022	835,000	844,394
Information - 1.73%
Leafly Holdings, Inc.
8.000%, 01/31/2025 (f)(g)	1,089,000	1,089,000
Total Convertible Bonds (Cost $1,925,004)		1,933,394

Corporate Bonds - 80.73%
Agriculture, Forestry, Fishing and Hunting - 3.32%
Cooks Venture, Inc.
2022-2, 5.500%, 01/15/2025 (a)	600,000	593,220
Land O' Lakes, Inc.
6.000%, 11/15/2022 (a)	1,500,000	1,504,078
		2,097,298
Construction - 2.39%
Lennar Corp.
4.750%, 11/15/2022	1,508,000	1,510,618
Finance and Insurance - 3.18%
Main Street Capital Corp.
4.500%, 12/01/2022	725,000	725,914
Nasdaq, Inc.
0.445%, 12/21/2022	1,300,000	1,283,225
		2,009,139
Information - 16.00%
AT&T, Inc.
0.000%, 11/27/2022	2,000,000	1,971,486
Calligo UK Ltd.
8.500% (3 Month EURIBOR + 8.500%), 12/29/2024 (b)(c)(d)	400,000	409,750
Infor, Inc.
1.450%, 07/15/2023 (a)	1,550,000	1,508,909
Linkem S.p.A.
6.000% (3 Month EURIBOR + 6.000%), 08/09/2022 (b)(c)(d)	1,721,000	1,807,599
Oracle Corp.
2.500%, 10/15/2022	1,230,000	1,227,593
The Walt Disney Co.
1.650%, 09/01/2022	1,096,000	1,094,798
Tigo Energy, Inc.
5.500%, 01/15/2025 (a)	315,000	315,247
Verisk Analytics, Inc.
4.125%, 09/12/2022	1,758,000	1,761,191
		10,096,573
Manufacturing - 26.44%
AbbVie, Inc.
3.250%, 10/01/2022	1,673,000	1,673,000
Advanced Micro Devices, Inc.
7.500%, 08/15/2022	1,381,000	1,391,516
Blast Motion, Inc.
5.500%, 02/15/2025 (a)	1,000,000	981,700
Carlisle Companies, Inc.
3.750%, 11/15/2022	1,830,000	1,830,700
Columbia Care, Inc.
9.500%, 02/03/2026 (c)	1,653,000	1,655,237
Eastman Chemical Co.
3.600%, 08/15/2022	264,000	264,007
General Electric Co.
3.100%, 01/09/2023	856,000	855,229
Hewlett Packard Enterprise Co.
4.400%, 10/15/2022	2,064,000	2,067,987
Leggett & Platt, Inc.
3.400%, 08/15/2022	750,000	750,440
McCormick & Co, Inc.
2.700%, 08/15/2022	1,642,000	1,642,014
Microchip Technology, Inc.
4.333%, 06/01/2023	1,500,000	1,501,478
Parker-Hannifin Corp.
3.500%, 09/15/2022	1,000,000	1,001,433
Roper Technologies, Inc.
0.450%, 08/15/2022	1,074,000	1,070,647
		16,685,388
Mining, Quarrying, and Oil and Gas Extraction - 4.38%
Glencore Funding LLC
4.125%, 05/30/2023 (a)	1,000,000	998,450
Mosaic Co.
3.250%, 11/15/2022	1,760,000	1,762,086
		2,760,536
Professional, Scientific, and Technical Services - 1.25%
Getty Images, Inc.
9.750%, 03/01/2027 (a)	827,000	786,717
Real Estate and Rental and Leasing - 4.58%
REX - Real Estate Exchange, Inc.
6.000%, 03/15/2025 (a)	1,500,000	1,488,300
Ryder System, Inc.
2.500%, 09/01/2022	1,400,000	1,400,148
		2,888,448
Retail Trade - 9.07%
O'Reilly Automotive, Inc.
3.800%, 09/01/2022	1,530,000	1,531,874
The Fresh Market, Inc.
9.750%, 05/01/2023 (a)	2,085,000	2,085,000
The Kroger Co.
2.800%, 08/01/2022	763,000	763,000
Walgreen Co.
3.100%, 09/15/2022	1,338,000	1,340,585
		5,720,459
Transportation and Warehousing - 8.95%
Delta Air Lines, Inc.
7.000%, 05/01/2025 (a)	30,000	30,432
Golar LNG Ltd.
7.000%, 10/20/2025 (c)	1,856,000	1,756,240
Rockpoint Gas Storage Canada Ltd.
7.000%, 03/31/2023 (a)(c)	1,990,000	1,957,434
Stolt-Nielsen Ltd.
6.375%, 09/21/2022 (c)	1,900,000	1,901,195
		5,645,301
Wholesale Trade - 1.17%
Martin Midstream Partners LP / Martin Midstream Finance Corp.
10.000%, 02/29/2024 (a)	736,000	739,794
Total Corporate Bonds (Cost $51,480,342)		50,940,271

Special Purpose Acquisition Companies - 2.84%
Berenson Acquisition Corp. Founder Shares (e)(f)(g)	1,827	256
BGP Acquisition Corp. (c)(e)	50,000	486,500
Carney Technology Acquisition Corp. II (e)	27,045	266,934
Feutune Light Acquisition Corp. (e)	103,600	1,036,000
Total Special Purpose Acquisition Companies (Cost $1,784,049)		1,789,690

Warrants - 0.01%
Arbor Rapha Capital Bioholdings Corp. I (e)
Expiration: 10/31/2028, Exercise Price: $11.50	17,679	1,082
InFinT Acquisition Corp. (c)(e)
Expiration: 05/19/2027, Exercise Price: $11.50	11,940	717
Leafly Holdings, Inc. (e)
Expiration: 11/07/2026, Exercise Price: $11.50	10,890	7,405
Total Warrants (Cost $4,678)		9,204

Money Market Funds - 5.21%
First American Treasury Obligations Fund - Class X, 1.324% (h)	3,289,574	3,289,574
Total Money Market Funds (Cost $3,289,574)		3,289,574

Total Investments (Cost $66,004,198) - 103.72%		65,449,007
Liabilities in Excess of Other Assets - (3.72)%		(2,346,975)
Total Net Assets - 100.00%		$63,102,032

Percentages are stated as a percent of net assets.

†	Face amount in U.S. Dollar unless otherwise indicated.
(a)	Securities issued pursuant to Rule 144A under the Securities Act of 1933 and Regulation S under the Securities Act of 1933.
Aggregate value of these securities is $17,435,111 or 27.63% of Fund’s net assets.
(b)	Variable rate security. The rate shown represents the rate at June 30, 2022.
(c)	Foreign issued security.
(d)	Principal amount denominated in Euros.
(e)	Non-income producing security.
(f)	Security valued using unobservable inputs.
(g)	Illiquid security.
(h)	Seven day yield as of June 30, 2022.

Definitions:
EURIBOR – Euro-Interbank Offer Rate is a reference rate expressing the average interest rate at which eurozone banks offer unsecured short-term lending on the interbank market.
LIBOR – London Interbank Offer Rate is a benchmark rate at which banks offer to lend funds to one another in the international interbank market for short-term loans.

CrossingBridge Ultra-Short Duration Fund
Schedule of Forward Currency Exchange Contracts
June 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency to be Delivered	USD Value at June 30, 2022	Currency to be Received	USD Value at June 30, 2022	Unrealized Appreciation / (Depreciation)
7/15/2022	U.S. Bank	2,136,000 EUR	$2,240,643	2,279,902 USD	$2,279,902	$39,259

EUR - Euro
USD - U.S. Dollars

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The CrossingBridge Funds (the
“Funds”) are comprised of the CrossingBridge Low Duration High Yield Fund, the CrossingBridge Responsible Credit Fund, the CrossingBridge Ultra-Short Duration
Fund (collectively, the “Mutual Funds”) and the CrossingBridge Pre-Merger SPAC ETF (the “ETF”), each representing a distinct diversified series with its own investment objective and policies within the Trust. The investment objective of the CrossingBridge Low Duration High Yield Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Responsible Credit Fund is to seek high current income and capital appreciation consistent with the preservation of capital. The investment objective of the CrossingBridge Ultra-Short Duration Fund is to offer a higher yield than cash instruments while maintaining a low duration. The CrossingBridge Low Duration High Yield Fund commenced investment operations on
February 1, 2018. The Fund has registered both an Investor Class and Institutional Class of shares. During the fiscal year ended September 30, 2021, only the
Institutional Class was operational. Both the CrossingBridge Responsible Credit Fund and CrossingBridge Ultra-Short Duration Fund commenced investment operations on June 30, 2021. Both Funds registered only an Institutional Class of shares. The investment objective of the CrossingBridge Pre-Merger SPAC ETF is to provide total returns consistent with the preservation of capital. The ETF commenced investment operations on September 20, 2021. Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by CrossingBridge Advisors, LLC (“the Adviser”), the Funds’
investment adviser. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The Funds are investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification Topic 946 “Financial Services – Investment Companies.”

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange, including Special Purpose Acquisition Companies, is valued at its last sale price on that exchange on the date as of which assets are valued. Bank loans are valued at prices supplied by an approved independent pricing service (“Pricing Service”), if available, and otherwise will be valued at the most recent bid quotations or evaluated prices, as applicable, based on quotations or prices obtained from one or more broker-dealers known to follow the issue.

If the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the security is traded. Portfolio securities listed on the NASDAQ Stock Market, LLC (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the most recent bid and asked prices on such day or the security shall be valued at the latest sales price on the “composite market” for the day such security is being valued. The composite market is defined as a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a Pricing Service.

If market quotations are not readily available, a security or other asset will be valued at its fair value as determined under fair value pricing procedures approved by the Board of Trustees. These fair value pricing procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual fair market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether the Fund’s fair value pricing procedures continue to be appropriate in light of the specific circumstances of the Fund and the quality of prices obtained through the application of such procedures by the Trust’s valuation committee.

Foreign securities will be priced in their local currencies as of the close of their primary exchange or market or as of the time the Fund calculates its NAV, whichever is earlier. Foreign securities, currencies and other assets denominated in foreign currencies are then translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar, as provided by an approved Pricing Service or reporting agency. All assets denominated in foreign currencies will be converted into U.S. dollars using the applicable currency exchange rates as of the close of the New York Stock Exchange (“NYSE”), generally 4:00 p.m. Eastern Time.

Forward currency contracts are valued at the mean between the bid and asked prices by an approved Pricing Service.

Debt securities, including corporate bonds, bank loans, commercial paper, and short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by an approved Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. Any discount or premium is accreted or amortized using constant yield method over the life of the security.

Money market funds are valued at cost. If cost does not represent current market value the securities will be priced at fair value.

Redeemable securities issued by open-end, registered investment companies are valued at the NAVs of such companies for purchase and/or redemption orders placed on that day. All exchange-traded funds are valued at the last reported sale price on the exchange on which the security is principally traded.

FASB Accounting Standards Codification, “Fair Value Measurements and Disclosures” Topic 820 (“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds investments carried at fair value as of June 30, 2022:

CrossingBridge Ultra-Short Duration Fund	Level 1	Level 2	Level 3	Total
Assets(1):
Asset Backed Securities	$-	$4,465,144	$-	$4,465,144
Bank Loans	-	1,431,606	1,584,000	3,015,606
Common Stocks	6,124	-	-	6,124
Convertible Bonds	-	844,394	1,089,000	1,933,394
Corporate Bonds	-	50,940,271	-	50,940,271
Special Purpose Acquisition Companies	1,302,934	486,500	256	1,789,690
Warrants	9,204	-	-	9,204
Money Market Fund	3,289,574	-	-	3,289,574
Total Assets	$4,607,836	$58,167,915	$2,673,256	$65,449,007

Other Financial Instruments(2):
Forward Currency Exchange Contracts	$-	$39,259	$-	$39,259
Total Other Financial Instruments	$-	$39,259	$-	$39,259

(1) See the Fund's Schedule of Investments for industry classifications.
(2) Other financial instruments are forward currency exchange contracts not included in the Schedule of Investments, which are reflected at the net unrealized appreciation (depreciation) on the instrument.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Ultra-Short Duration Fund
	Bank Loans	Convertible Bonds	Special Purpose Acquisition Companies
Beginning Balance - October 1, 2021	$-	$-	$-
Purchases	1,584,000	1,089,000	-
Sales	-	-	-
Realized gains	-	-	-
Realized losses	-	-	-
Change in unrealized appreciation (depreciation)	-	-	256
Transfer in/(out) of Level 3	-	-	-
Ending Balance - June 30, 2022	$1,584,000	$1,089,000	$256

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2022:

CrossingBridge Ultra-Short Duration Fund
Description	Fair Value June 30, 2022	Valuation Methodologies	Unobservable Input	Range/Weighted Average Unobservable Input
Bank Loans*	$1,584,000	Company-specific information	Market assessment	$100.00
Convertible Bonds*	$1,089,000	Company-specific information	Market assessment	$100.00
Special Purpose Acquisition Companies	$256	Company-specific information	Market assessment	$0.14/$0.14

* Table presents information for one security, which has been valued at $100.00 throughout the period.